Related Party Transactions and Balances (Details) $ in Millions	Dec. 31, 2023 CNY (¥)	Jan. 19, 2023 USD ($)
Related Party Transactions and Balances (Details) [Line Items]
Loaned amount (in Yuan Renminbi) | ¥	¥ 21,127
Deposits (in Dollars) | $		$ 9.2
Ms. Liu Fang [Member]
Related Party Transactions and Balances (Details) [Line Items]
Equity interest rate percentage		40.00%
Huadong [Member]
Related Party Transactions and Balances (Details) [Line Items]
Equity interest rate percentage		40.00%